Standards issued but not yet effective	6 Months Ended
Jun. 30, 2026
Standards Issued But Not Yet Effective [Abstract]
Standards issued but not yet effective	Standards issued but not yet effective
The Group elected not to early adopt the following new Standards, Interpretations and Amendments, which have been issued by the IASB and the IFRIC but are not yet effective as per June 30, 2026 and/or not yet adopted by the European Union as per June 30, 2026 and for which the impact might be relevant:
•IFRS 18 Presentation and Disclosure in Financial Statements
IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after January 1, 2027. The new standard introduces the following key new requirements:
•Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories.
Entities are also required to present a newly-defined operating profit subtotal. Entities' net profit will not change.
•Management defined performance measures (MPMs) are disclosed in a single note in the financial statements.
•Enhanced guidance is provided on how to group information in the financial statements.
In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.
The Group is still in the process of assessing the impact of the new accounting standard, particularly with respect to the structure of the Group's statement of profit or loss, the statement of cash flows and the additional disclosures required for MPM's. The Group is also assessing the impact on how information is grouped in the financial statements, including for items currently labelled as 'other'.
None of the other new standards, interpretations and amendments, which have been issued by the IASB and the IFRIC that  are not yet effective as per June 30, 2026 and/or not yet adopted by the European
Union as per June 30, 2026, are expected to have a material effect on the Group's future financial statements.